Accounts Payable and Accrued Liabilities (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Accounts Payable and Accrued Liabilities (Expressed in Canadian $000's except per share amounts) [Text Block]
6.	Accounts Payable and Accrued Liabilities

Accounts payable as at September 30, 2013 and 2012 consist of the following:

	September 30,	September 30,
	2013	2012
	$	$
Trade accounts payable	1,064	1,078
Accrued liabilities	111	217
Total accounts payable and accrued liabilities	1,175	1,295